Loan Sales and Servicing Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loan Sales and Servicing Activities
Summary of cash flows between the Company and transferees upon sale of mortgage loans in transactions

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Cash flows:
Proceeds from sales	$4,634,607	$1,645,277	$8,695,704	$2,458,405
Servicing fees received	$12,402	$2,541	$21,701	$4,387
Net servicing (advances) recoveries	$(78)	$(574)	$3,658	$(1,182)
Quarter-end information:
Unpaid principal balance of loans outstanding at period-end	$16,408,013	$2,957,747	$16,408,013	$2,957,747
Loans delinquent 30-89 days	$204,998	$24,824	$204,998	$24,824
Loans delinquent 90 or more days or in foreclosure or bankruptcy	$63,049	$6,551	$63,049	$6,551

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Cash flows:
Proceeds from sales	$9,123,645	$655,724	$56,332
Service fees received	$14,976	$11,485	$10,334
Net servicing advances	$7,818	$538	$829
Year-end information:
Unpaid principal balance of loans outstanding at period-end	$9,847,509	$696,521
Loans delinquent 30-89 days	$137,827	$5,272
Loans delinquent 90 or more days or in foreclosure or bankruptcy	$54,795	$813

Summary of mortgage servicing portfolio

	June 30, 2013
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$24,974,284	$24,974,284
Agencies	17,622,302	—	17,622,302
Private investors	1,155,301	—	1,155,301
Mortgage loans held for sale	653,789	—	653,789

	$19,431,392	$24,974,284	$44,405,676

Amount subserviced for the Company	$41,971	$827,344	$869,315

Delinquent mortgage loans:
30 days	$246,910	$235,072	$481,982
60 days	72,849	123,783	196,632
90 days or more	158,577	1,129,945	1,288,522

	478,336	1,488,800	1,967,136
Loans pending foreclosure	65,881	1,256,520	1,322,401

	$544,217	$2,745,320	$3,289,537

Custodial funds managed by the Company(1)	$302,786	$312,930	$615,716

	December 31, 2012
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$16,552,939	$16,552,939
Agencies	9,860,284	—	9,860,284
Private investors	1,321,584	—	1,321,584
Mortgage loans held for sale	417,742	—	417,742

	$11,599,610	$16,552,939	$28,152,549

Amount subserviced for the Company	$45,562	$375,818	$421,380

Delinquent mortgage loans:
30 days	$191,884	$187,653	$379,537
60 days	60,886	122,564	183,450
90 days or more	112,847	851,851	964,698

	365,617	1,162,068	1,527,685
Loans pending foreclosure	75,329	1,290,687	1,366,016

	$440,946	$2,452,755	$2,893,701

Custodial funds managed by the Company(1)	$263,562	$150,080	$413,642

(1)
Borrower and investor custodial cash accounts relate to loans serviced under the servicing agreements and are not recorded on the Company's consolidated balance sheets. The Company earns interest on custodial funds it manages on behalf of the loans' investors, which is recorded as part of the interest income in the Company's consolidated statements of income.

	December 31, 2012
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$16,552,939	$16,552,939
Agencies	9,860,284	—	9,860,284
Private investors	1,321,584	—	1,321,584
Mortgage loans held for sale	417,742	—	417,742

	$11,599,610	$16,552,939	$28,152,549

Amount subserviced for the Company	$45,562	$375,818	$421,380

Delinquent mortgage loans:
30 days	$191,884	$187,653	$379,537
60 days	60,886	122,564	183,450
90 days or more	112,847	851,851	964,698

	365,617	1,162,068	1,527,685
Loans pending foreclosure	75,329	1,290,687	1,366,016

	$440,946	$2,452,755	$2,893,701

Custodial funds managed by the Company	$263,562	$150,080	$413,642

	December 31, 2011
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$3,533,529	$3,533,529
Agencies	2,547,679	—	2,547,679
Private investors	1,571,016	—	1,571,016
Mortgage loans held for sale	84,384	—	84,384

	$4,203,079	$3,533,529	$7,736,608

Amount subserviced for the Company	$95,243	$350,631	$445,874

Delinquent mortgage loans:
30 days	$132,035	$135,688	$267,723
60 days	60,241	105,256	165,497
90 days or more	88,407	707,753	796,160

	280,683	948,697	1,229,380
Loans pending foreclosure	99,859	1,405,133	1,504,992

	$380,542	$2,353,830	$2,734,372

Custodial funds managed by the Company(1)	$84,220	$2,403	$86,623

(1)
Borrower and investor custodial cash accounts relate to loans serviced under the Servicing Agreements and are not recorded on the Company's consolidated balance sheet. The Company earns interest on custodial funds it manages on behalf of the loans' investors, which is recorded as part of the interest income in the Company's consolidated statement of income.

Summary of the geographical distribution of loans for the top five and all other states as measured by the total unpaid principal balance

State	June 30, 2013	December 31, 2012
	(in thousands)
California	$16,410,235	$10,696,508
Virginia	2,323,804	*
Texas	2,285,834	1,223,382
Florida	2,003,649	1,385,286
Colorado	1,895,865	1,299,295
Washington	*	1,143,849
All other states	19,486,289	12,404,229

	$44,405,676	$28,152,549

*
State did not represent a top five state as of the respective date.

	December 31,
State	2012	2011
	(in thousands)
California	$10,696,508	$2,617,167
Florida	1,385,286	622,387
Colorado	1,299,295	*
Texas	1,223,382	*
Washington	1,143,849	*
Oregon	*	448,358
New York	*	403,904
Illinois	*	262,433
All other states	12,404,229	3,382,359

	$28,152,549	$7,736,608

*
State did not represent a top five state for the respective year.